Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Sector Funds, Inc.
Entity Central Index Key	0000352665
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
PGIM Jennison Financial Services Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class A
Trading Symbol	PFSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class A	$166	1.32%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve moved to lower the federal funds rate by 50 basis points at its September meeting and by another 25 basis points at its November meeting. (One basis point equals 0.01%.) Equities responded favorably to the moves, especially interest-rate-sensitive sectors of the market. Financial stocks (as represented by the S&P Composite 1500 Financials Index) generally outperformed the overall equity market (as represented by the S&P 500 Index).
■
The Fund’s security selection within capital markets (led by KKR & Co. Inc. and The Goldman Sachs Group Inc.), financial services (especially
Apollo Global Management Inc.), and insurance (driven by Ryan Specialty Holdings Inc. and The Progressive Corp.) were the largest contributors to the Fund’s solid performance and its significant outperformance relative to the Index. An underweight in financial services and an overweight in banks also bolstered relative results.
■
On the negative side, stock selection in the banking industry, along with overweights in insurance and mortgage REITs, and non-Index positions in consumer discretionary, detracted the most.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	43.30%	13.81%	8.62%
Class A without sales charges	51.64%	15.10%	9.23%
S&P Composite 1500 Index	33.87%	15.46%	13.10%
S&P Composite 1500 Financials Index	45.97%	13.36%	12.21%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 179,987,816
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,075,114
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2024?
Fund’s net assets	$ 179,987,816
Number of fund holdings	34
Total advisory fees paid for the year	$ 1,075,114
Portfolio turnover rate for the year	24%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/2024?

Industry Classification	% of Net Assets
Diversified Banks	20.5%
Transaction & Payment Processing Services	13.2%
Regional Banks	11.7%
Asset Management & Custody Banks	11.5%
Property & Casualty Insurance	8.6%
Investment Banking & Brokerage	8.6%
Insurance Brokers	6.7%
Life & Health Insurance	4.8%
Other Diversified Financial Services	3.8%
Financial Exchanges & Data	3.7%
Industry Classification	% of Net Assets
Reinsurance	2.3%
Consumer Finance	1.9%
Mortgage REITs	1.3%
Homebuilding	0.7%
Affiliated Mutual Fund - Short Term Investment	0.7%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

PGIM Jennison Financial Services Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class C
Trading Symbol	PUFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class C	$266	2.12%

Expenses Paid, Amount	$ 266
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve moved to lower the federal funds rate by 50 basis points at its September meeting and by another 25 basis points at its November meeting. (One basis point equals 0.01%.) Equities responded favorably to the moves, especially interest-rate-sensitive sectors of the market. Financial stocks (as represented by the S&P Composite 1500 Financials Index) generally outperformed the overall equity market (as represented by the S&P 500 Index).
■
The Fund’s security selection within capital markets (led by KKR & Co. Inc. and The Goldman Sachs Group Inc.), financial services (especially
Apollo Global Management Inc.), and insurance (driven by Ryan Specialty Holdings Inc. and The Progressive Corp.) were the largest contributors to the Fund’s solid performance and its significant outperformance relative to the Index. An underweight in financial services and an overweight in banks also bolstered relative results.
■
On the negative side, stock selection in the banking industry, along with overweights in insurance and mortgage REITs, and non-Index positions in consumer discretionary, detracted the most.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	49.49%	14.22%	8.43%
Class C without sales charges	50.49%	14.22%	8.43%
S&P Composite 1500 Index	33.87%	15.46%	13.10%
S&P Composite 1500 Financials Index	45.97%	13.36%	12.21%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 179,987,816
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,075,114
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2024?
Fund’s net assets	$ 179,987,816
Number of fund holdings	34
Total advisory fees paid for the year	$ 1,075,114
Portfolio turnover rate for the year	24%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 11/30/2024?

Industry Classification	% of Net Assets
Diversified Banks	20.5%
Transaction & Payment Processing Services	13.2%
Regional Banks	11.7%
Asset Management & Custody Banks	11.5%
Property & Casualty Insurance	8.6%
Investment Banking & Brokerage	8.6%
Insurance Brokers	6.7%
Life & Health Insurance	4.8%
Other Diversified Financial Services	3.8%
Financial Exchanges & Data	3.7%
Industry Classification	% of Net Assets
Reinsurance	2.3%
Consumer Finance	1.9%
Mortgage REITs	1.3%
Homebuilding	0.7%
Affiliated Mutual Fund - Short Term Investment	0.7%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

PGIM JENNISON FINANCIAL SERVICES FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class R
Trading Symbol	PSSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class R	$207	1.65%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve moved to lower the federal funds rate by 50 basis points at its September meeting and by another 25 basis points at its November meeting. (One basis point equals 0.01%.) Equities responded favorably to the moves, especially interest-rate-sensitive sectors of the market. Financial stocks (as represented by the S&P Composite 1500 Financials Index) generally outperformed the overall equity market (as represented by the S&P 500 Index).
■
The Fund’s security selection within capital markets (led by KKR & Co. Inc. and The Goldman Sachs Group Inc.), financial services (especially
Apollo Global Management Inc.), and insurance (driven by Ryan Specialty Holdings Inc. and The Progressive Corp.) were the largest contributors to the Fund’s solid performance and its significant outperformance relative to the Index. An underweight in financial services and an overweight in banks also bolstered relative results.
■
On the negative side, stock selection in the banking industry, along with overweights in insurance and mortgage REITs, and non-Index positions in consumer discretionary, detracted the most.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	51.24%	14.80%	8.96%
S&P Composite 1500 Index	33.87%	15.46%	13.10%
S&P Composite 1500 Financials Index	45.97%	13.36%	12.21%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 179,987,816
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,075,114
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2024?
Fund’s net assets	$ 179,987,816
Number of fund holdings	34
Total advisory fees paid for the year	$ 1,075,114
Portfolio turnover rate for the year	24%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 11/30/2024?

Industry Classification	% of Net Assets
Diversified Banks	20.5%
Transaction & Payment Processing Services	13.2%
Regional Banks	11.7%
Asset Management & Custody Banks	11.5%
Property & Casualty Insurance	8.6%
Investment Banking & Brokerage	8.6%
Insurance Brokers	6.7%
Life & Health Insurance	4.8%
Other Diversified Financial Services	3.8%
Financial Exchanges & Data	3.7%
Industry Classification	% of Net Assets
Reinsurance	2.3%
Consumer Finance	1.9%
Mortgage REITs	1.3%
Homebuilding	0.7%
Affiliated Mutual Fund - Short Term Investment	0.7%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

PGIM Jennison Financial Services Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class Z
Trading Symbol	PFSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class Z	$132	1.05%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve moved to lower the federal funds rate by 50 basis points at its September meeting and by another 25 basis points at its November meeting. (One basis point equals 0.01%.) Equities responded favorably to the moves, especially interest-rate-sensitive sectors of the market. Financial stocks (as represented by the S&P Composite 1500 Financials Index) generally outperformed the overall equity market (as represented by the S&P 500 Index).
■
The Fund’s security selection within capital markets (led by KKR & Co. Inc. and The Goldman Sachs Group Inc.), financial services (especially
Apollo Global Management Inc.), and insurance (driven by Ryan Specialty Holdings Inc. and The Progressive Corp.) were the largest contributors to the Fund’s solid performance and its significant outperformance relative to the Index. An underweight in financial services and an overweight in banks also bolstered relative results.
■
On the negative side, stock selection in the banking industry, along with overweights in insurance and mortgage REITs, and non-Index positions in consumer discretionary, detracted the most.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	52.09%	15.44%	9.56%
S&P Composite 1500 Index	33.87%	15.46%	13.10%
S&P Composite 1500 Financials Index	45.97%	13.36%	12.21%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 179,987,816
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,075,114
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2024?
Fund’s net assets	$ 179,987,816
Number of fund holdings	34
Total advisory fees paid for the year	$ 1,075,114
Portfolio turnover rate for the year	24%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF
THE
FUND’S
HOLDINGS
AS OF 11/30/2024?

Industry Classification	% of Net Assets
Diversified Banks	20.5%
Transaction & Payment Processing Services	13.2%
Regional Banks	11.7%
Asset Management & Custody Banks	11.5%
Property & Casualty Insurance	8.6%
Investment Banking & Brokerage	8.6%
Insurance Brokers	6.7%
Life & Health Insurance	4.8%
Other Diversified Financial Services	3.8%
Financial Exchanges & Data	3.7%
Industry Classification	% of Net Assets
Reinsurance	2.3%
Consumer Finance	1.9%
Mortgage REITs	1.3%
Homebuilding	0.7%
Affiliated Mutual Fund - Short Term Investment	0.7%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

PGIM Jennison Financial Services Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class R6
Trading Symbol	PFSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class R6	$126	1.00%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve moved to lower the federal funds rate by 50 basis points at its September meeting and by another 25 basis points at its November meeting. (One basis point equals 0.01%.) Equities responded favorably to the moves, especially interest-rate-sensitive sectors of the market. Financial stocks (as represented by the S&P Composite 1500 Financials Index) generally outperformed the overall equity market (as represented by the S&P 500 Index).
■
The Fund’s security selection within capital markets (led by KKR & Co. Inc. and The Goldman Sachs Group Inc.), financial services (especially
Apollo Global Management Inc.), and insurance (driven by Ryan Specialty Holdings Inc. and The Progressive Corp.) were the largest contributors to the Fund’s solid performance and its significant outperformance relative to the Index. An underweight in financial services and an overweight in banks also bolstered relative results.
■
On the negative side, stock selection in the banking industry, along with overweights in insurance and mortgage REITs, and non-Index positions in consumer discretionary, detracted the most.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	52.17%	15.50%	11.77% (1/26/2018)
S&P Composite 1500 Index	33.87%	15.46%	13.33%
S&P Composite 1500 Financials Index	45.97%	13.36%	10.36%

Performance Inception Date	Jan. 26, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 179,987,816
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,075,114
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2024?
Fund’s net assets	$ 179,987,816
Number of fund holdings	34
Total advisory fees paid for the year	$ 1,075,114
Portfolio turnover rate for the year	24%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 11/30/2024?

Industry Classification	% of Net Assets
Diversified Banks	20.5%
Transaction & Payment Processing Services	13.2%
Regional Banks	11.7%
Asset Management & Custody Banks	11.5%
Property & Casualty Insurance	8.6%
Investment Banking & Brokerage	8.6%
Insurance Brokers	6.7%
Life & Health Insurance	4.8%
Other Diversified Financial Services	3.8%
Financial Exchanges & Data	3.7%
Industry Classification	% of Net Assets
Reinsurance	2.3%
Consumer Finance	1.9%
Mortgage REITs	1.3%
Homebuilding	0.7%
Affiliated Mutual Fund - Short Term Investment	0.7%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

PGIM Jennison Health Sciences Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class A
Trading Symbol	PHLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class A	$126	1.13%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve moved to lower the federal funds rate by 50 basis points at its September meeting and by another 25 basis points at its November meeting. (One basis point equals 0.01%.) Equities responded favorably to the moves, especially interest-rate-sensitive areas of the market. Health care stocks (as represented by the S&P Composite 1500 Health Care Index (Index)) generally underperformed the overall equity market (as represented by the S&P 500 Index).
■
The Fund’s holdings within pharmaceuticals (especially Bristol-Myers Squibb Co. and Verona Pharma plc), biotechnology (led by Arcutis
Biotherapeutics Inc. and Crinetics Pharmaceuticals Inc.), and medtech (driven by DexCom Inc. and Boston Scientific Corp.) were the largest contributors to the Fund’s solid performance and its significant outperformance relative to the Index.
■
On the negative side, stock selection in health care providers & services (especially Humana Inc. and UnitedHealth Group Inc.), along with an underweight in medtech relative to the Index, detracted the most.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	16.47%	10.79%	8.54%
Class A without sales charges	23.24%	12.05%	9.15%
S&P Composite 1500 Index	33.87%	15.46%	13.10%
S&P Composite 1500 Health Care Index	14.69%	9.82%	9.78%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,763,456,176
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 12,933,949
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2024?

Fund’s net assets	$ 1,763,456,176
Number of fund holdings	52
Total advisory fees paid for the year	$ 12,933,949
Portfolio turnover rate for the year	79%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/2024?

Industry Classification	% of Net Assets
Biotechnology	38.3%
Pharmaceuticals	31.2%
Health Care Equipment	12.7%
Managed Health Care	5.6%
Life Sciences Tools & Services	4.5%
Affiliated Mutual Fund - Short Term Investment (2.1% represents investments purchased with collateral from securities on loan)	4.4%
Health Care Services	4.2%
Health Care Supplies	1.6%
102.5%
Liabilities in excess of other assets	(2.5)%
100.0%

PGIM Jennison Health Sciences Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class C
Trading Symbol	PHLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class C	$218	1.96%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve moved to lower the federal funds rate by 50 basis points at its September meeting and by another 25 basis points at its November meeting. (One basis point equals 0.01%.) Equities responded favorably to the moves, especially interest-rate-sensitive areas of the market. Health care stocks (as represented by the S&P Composite 1500 Health Care Index (Index)) generally underperformed the overall equity market (as represented by the S&P 500 Index).
■
The Fund’s holdings within pharmaceuticals (especially Bristol-Myers Squibb Co. and Verona Pharma plc), biotechnology (led by Arcutis
Biotherapeutics Inc. and Crinetics Pharmaceuticals Inc.), and medtech (driven by DexCom Inc. and Boston Scientific Corp.) were the largest contributors to the Fund’s solid performance and its significant outperformance relative to the Index.
■
On the negative side, stock selection in health care providers & services (especially Humana Inc. and UnitedHealth Group Inc.), along with an underweight in medtech relative to the Index, detracted the most.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	21.23%	11.16%	8.34%
Class C without sales charges	22.23%	11.16%	8.34%
S&P Composite 1500 Index	33.87%	15.46%	13.10%
S&P Composite 1500 Health Care Index	14.69%	9.82%	9.78%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,763,456,176
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 12,933,949
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2024?

Fund’s net assets	$ 1,763,456,176
Number of fund holdings	52
Total advisory fees paid for the year	$ 12,933,949
Portfolio turnover rate for the year	79%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/2024?

Industry Classification	% of Net Assets
Biotechnology	38.3%
Pharmaceuticals	31.2%
Health Care Equipment	12.7%
Managed Health Care	5.6%
Life Sciences Tools & Services	4.5%
Affiliated Mutual Fund - Short Term Investment (2.1% represents investments purchased with collateral from securities on loan)	4.4%
Health Care Services	4.2%
Health Care Supplies	1.6%
102.5%
Liabilities in excess of other assets	(2.5)%
100.0%

PGIM Jennison Health Sciences Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class R
Trading Symbol	PJHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class R	$165	1.48%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve moved to lower the federal funds rate by 50 basis points at its September meeting and by another 25 basis points at its November meeting. (One basis point equals 0.01%.) Equities responded favorably to the moves, especially interest-rate-sensitive areas of the market. Health care stocks (as represented by the S&P Composite 1500 Health Care Index (Index)) generally underperformed the overall equity market (as represented by the S&P 500 Index).
■
The Fund’s holdings within pharmaceuticals (especially Bristol-Myers Squibb Co. and Verona Pharma plc), biotechnology (led by Arcutis
Biotherapeutics Inc. and Crinetics Pharmaceuticals Inc.), and medtech (driven by DexCom Inc. and Boston Scientific Corp.) were the largest contributors to the Fund’s solid performance and its significant outperformance relative to the Index.
■
On the negative side, stock selection in health care providers & services (especially Humana Inc. and UnitedHealth Group Inc.), along with an underweight in medtech relative to the Index, detracted the most.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	22.76%	11.66%	8.81%
S&P Composite 1500 Index	33.87%	15.46%	13.10%
S&P Composite 1500 Health Care Index	14.69%	9.82%	9.78%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,763,456,176
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 12,933,949
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2024?

Fund’s net assets	$ 1,763,456,176
Number of fund holdings	52
Total advisory fees paid for the year	$ 12,933,949
Portfolio turnover rate for the year	79%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/2024?

Industry Classification	% of Net Assets
Biotechnology	38.3%
Pharmaceuticals	31.2%
Health Care Equipment	12.7%
Managed Health Care	5.6%
Life Sciences Tools & Services	4.5%
Affiliated Mutual Fund - Short Term Investment (2.1% represents investments purchased with collateral from securities on loan)	4.4%
Health Care Services	4.2%
Health Care Supplies	1.6%
102.5%
Liabilities in excess of other assets	(2.5)%
100.0%

PGIM Jennison Health Sciences Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class Z
Trading Symbol	PHSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class Z	$96	0.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve moved to lower the federal funds rate by 50 basis points at its September meeting and by another 25 basis points at its November meeting. (One basis point equals 0.01%.) Equities responded favorably to the moves, especially interest-rate-sensitive areas of the market. Health care stocks (as represented by the S&P Composite 1500 Health Care Index (Index)) generally underperformed the overall equity market (as represented by the S&P 500 Index).
■
The Fund’s holdings within pharmaceuticals (especially Bristol-Myers Squibb Co. and Verona Pharma plc), biotechnology (led by Arcutis
Biotherapeutics Inc. and Crinetics Pharmaceuticals Inc.), and medtech (driven by DexCom Inc. and Boston Scientific Corp.) were the largest contributors to the Fund’s solid performance and its significant outperformance relative to the Index.
■
On the negative side, stock selection in health care providers & services (especially Humana Inc. and UnitedHealth Group Inc.), along with an underweight in medtech relative to the Index, detracted the most.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	23.56%	12.36%	9.47%
S&P Composite 1500 Index	33.87%	15.46%	13.10%
S&P Composite 1500 Health Care Index	14.69%	9.82%	9.78%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,763,456,176
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 12,933,949
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2024?

Fund’s net assets	$ 1,763,456,176
Number of fund holdings	52
Total advisory fees paid for the year	$ 12,933,949
Portfolio turnover rate for the year	79%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/2024?

Industry Classification	% of Net Assets
Biotechnology	38.3%
Pharmaceuticals	31.2%
Health Care Equipment	12.7%
Managed Health Care	5.6%
Life Sciences Tools & Services	4.5%
Affiliated Mutual Fund - Short Term Investment (2.1% represents investments purchased with collateral from securities on loan)	4.4%
Health Care Services	4.2%
Health Care Supplies	1.6%
102.5%
Liabilities in excess of other assets	(2.5)%
100.0%

PGIM Jennison Health Sciences Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class R6
Trading Symbol	PHLQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class R6	$86	0.77%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve moved to lower the federal funds rate by 50 basis points at its September meeting and by another 25 basis points at its November meeting. (One basis point equals 0.01%.) Equities responded favorably to the moves, especially interest-rate-sensitive areas of the market. Health care stocks (as represented by the S&P Composite 1500 Health Care Index (Index)) generally underperformed the overall equity market (as represented by the S&P 500 Index).
■
The Fund’s holdings within pharmaceuticals (especially Bristol-Myers Squibb Co. and Verona Pharma plc), biotechnology (led by Arcutis
Biotherapeutics Inc. and Crinetics Pharmaceuticals Inc.), and medtech (driven by DexCom Inc. and Boston Scientific Corp.) were the largest contributors to the Fund’s solid performance and its significant outperformance relative to the Index.
■
On the negative side, stock selection in health care provid
er
s & services (especially Humana Inc. and UnitedHealth Group Inc.), along with an underweight in medtech relative to the Index, detracted the mo
st.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	23.65%	12.46%	12.13% (1/27/2016)
S&P Composite 1500 Index	33.87%	15.46%	15.51%
S&P Composite 1500 Health Care Index	14.69%	9.82%	11.36%

Performance Inception Date	Jan. 27, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,763,456,176
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 12,933,949
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2
0
24?

Fund’s net assets	$ 1,763,456,176
Number of fund holdings	52
Total advisory fees paid for the year	$ 12,933,949
Portfolio turnover rate for the year	79%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/2024?

Industry Classification	% of Net Assets
Biotechnology	38.3%
Pharmaceuticals	31.2%
Health Care Equipment	12.7%
Managed Health Care	5.6%
Life Sciences Tools & Services	4.5%
Affiliated Mutual Fund - Short Term Investment (2.1% represents investments purchased with collateral from securities on loan)	4.4%
Health Care Services	4.2%
Health Care Supplies	1.6%
102.5%
Liabilities in excess of other assets	(2.5)%
100.0%

PGIM Jennison Utility Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class A
Trading Symbol	PRUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class A	$98	0.82%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve moved to lower the federal funds rate by 50 basis points at its September meeting and by another 25 basis points at its November meeting. (One basis point equals 0.01%.) Equities responded favorably to the moves, particularly interest-rate-sensitive sectors of the market. Utility stocks (as represented by the S&P 500 Utilities Index (Index)) outperformed the overall equity market (as represented by the S&P 500 Index).
■
Within utilities, positions in independent power producers and renewables (led by Vistra Corp. and Talen Energy Corp.) and out-of-Index
exposure to water utilities contributed positively to the Fund’s performance relative to the Index. Energy sector names (primarily Targa
Resources Corp.) further bolstered relative results.
■
On the negative side, security selection in electric utilities and multi-utili ti
es, along with exposure to out-of-Index names in communications, detracted the mo
st.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	31.91%	9.26%	8.22%
Class A without sales charges	39.58%	10.50%	8.83%
S&P 500 Index	33.89%	15.77%	13.35%
S&P 500 Utilities Index	36.64%	9.12%	9.71%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,524,140,309
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 12,917,840
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/20
2
4?

Fund’s net assets	$ 3,524,140,309
Number of fund holdings	31
Total advisory fees paid for the year	$ 12,917,840
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/202
4?

Industry Classification	% of Net Assets
Electric Utilities	52.8%
Multi-Utilities	30.2%
Independent Power Producers & Energy Traders	7.9%
Oil & Gas Storage & Transportation	4.1%
Renewable Electricity	1.8%
Gas Utilities	1.8%
Affiliated Mutual Fund - Short Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.7%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM Jennison Utility Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class C
Trading Symbol	PCUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class C	$192	1.61%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE
DURING
THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve moved to lower the federal funds rate by 50 basis points at its September meeting and by another 25 basis points at its November meeting. (One basis point equals 0.01%.) Equities responded favorably to the moves, particularly interest-rate-sensitive sectors of the market. Utility stocks (as represented by the S&P 500 Utilities Index (Index)) outperformed the overall equity market (as represented by the S&P 500 Index).
■
Within utilities, positions in independent power producers and renewables (led by Vistra Corp. and Talen Energy Corp.) and out-of-Index
exposure to water utilities contributed positively to the Fund’s performance relative to the Index. Energy sector names (primarily Targa
Resources Corp.) further bolstered relative results.
■
On the negative side, security selection in electric utilities and multi-utilities, along with exposure to out-of-Index names in communications, detracted the most.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	37.51%	9.68%	8.03%
Class C without sales charges	38.51%	9.68%	8.03%
S&P 500 Index	33.89%	15.77%	13.35%
S&P 500 Utilities Index	36.64%	9.12%	9.71%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,524,140,309
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 12,917,840
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2024?

Fund’s net assets	$ 3,524,140,309
Number of fund holdings	31
Total advisory fees paid for the year	$ 12,917,840
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/202
4?

Industry Classification	% of Net Assets
Electric Utilities	52.8%
Multi-Utilities	30.2%
Independent Power Producers & Energy Traders	7.9%
Oil & Gas Storage & Transportation	4.1%
Renewable Electricity	1.8%
Gas Utilities	1.8%
Affiliated Mutual Fund - Short Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.7%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM Jennison Utility Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class R
Trading Symbol	JDURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class R	$133	1.11%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve moved to lower the federal funds rate by 50 basis points at its September meeting and by another 25 basis points at its November meeting. (One basis point equals 0.01%.) Equities responded favorably to the moves, particularly interest-rate-sensitive sectors of the market. Utility stocks (as represented by the S&P 500 Utilities Index (Index)) outperformed the overall equity market (as represented by the S&P 500 Index).
■
Within utilities, positions in independent power producers and renewables (led by Vistra Corp. and Talen Energy Corp.) and out-of-Index
exposure to water utilities contributed positively to the Fund’s performance relative to the Index. Energy sector names (primarily Targa
Resources Corp.) further bolstered relative results.
■
On the negative side, security selection in electric utilities and multi-utilities, along with exposure to out-of-Index names in communications, detracted the most.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	39.23%	10.21%	8.55%
S&P 500 Index	33.89%	15.77%	13.35%
S&P 500 Utilities Index	36.64%	9.12%	9.71%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,524,140,309
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 12,917,840
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2024?

Fund’s net assets	$ 3,524,140,309
Number of fund holdings	31
Total advisory fees paid for the year	$ 12,917,840
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/2024?

Industry Classification	% of Net Assets
Electric Utilities	52.8%
Multi-Utilities	30.2%
Independent Power Producers & Energy Traders	7.9%
Oil & Gas Storage & Transportation	4.1%
Renewable Electricity	1.8%
Gas Utilities	1.8%
Affiliated Mutual Fund - Short Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.7%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM Jennison Utility Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class Z
Trading Symbol	PRUZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class Z	$67	0.56%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve moved to lower the federal funds rate by 50 basis points at its September meeting and by another 25 basis points at its November meeting. (One basis point equals 0.01%.) Equities responded favorably to the moves, particularly interest-rate-sensitive sectors of the market. Utility stocks (as represented by the S&P 500 Utilities Index (Index)) outperformed the overall equity market (as represented by the S&P 500 Index).
■
Within utilities, positions in independent power producers and renewables (led by Vistra Corp. and Talen Energy Corp.) and out-of-Index
exposure to water utilities contributed positively to the Fund’s performance relative to the Index. Energy sector names (primarily Targa
Resources Corp.) further bolstered relative results.
■
On the negative side, security selection in electric utilities and multi-utilities, along with exposure to out-of-Index names in communications, detracted the most.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	39.88%	10.85%	9.16%
S&P 500 Index	33.89%	15.77%	13.35%
S&P 500 Utilities Index	36.64%	9.12%	9.71%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,524,140,309
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 12,917,840
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2024?

Fund’s net assets	$ 3,524,140,309
Number of fund holdings	31
Total advisory fees paid for the year	$ 12,917,840
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S
HOLDINGS
AS OF 11/30/2024?

Industry Classification	% of Net Assets
Electric Utilities	52.8%
Multi-Utilities	30.2%
Independent Power Producers & Energy Traders	7.9%
Oil & Gas Storage & Transportation	4.1%
Renewable Electricity	1.8%
Gas Utilities	1.8%
Affiliated Mutual Fund - Short Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.7%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM JENNISON UTILITY FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class R6
Trading Symbol	PRUQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class R6	$59	0.49%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve moved to lower the federal funds rate by 50 basis points at its September meeting and by another 25 basis points at its November meeting. (One basis point equals 0.01%.) Equities responded favorably to the moves, particularly interest-rate-sensitive sectors of the market. Utility stocks (as represented by the S&P 500 Utilities Index (Index)) outperformed the overall equity market (as represented by the S&P 500 Index).
■
Within utilities, positions in independent power producers and renewables (led by Vistra Corp. and Talen Energy Corp.) and out-of-Index
exposure to water utilities contributed positively to the Fund’s performance relative to the Index. Energy sector names (primarily Targa
Resources Corp.) further bolstered relative results.
■
On the negative side, security selection in electric utilities and multi-utilities, along with exposure to out-of-Index names in communications, detracted the most.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	40.03%	10.88%	11.54% (1/26/2018)
S&P 500 Index	33.89%	15.77%	13.67%
S&P 500 Utilities Index	36.64%	9.12%	10.92%

Performance Inception Date	Jan. 26, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,524,140,309
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 12,917,840
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2024?

Fund’s net assets	$ 3,524,140,309
Number of fund holdings	31
Total advisory fees paid for the year	$ 12,917,840
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 11/30/2024?

Industry Classification	% of Net Assets
Electric Utilities	52.8%
Multi-Utilities	30.2%
Independent Power Producers & Energy Traders	7.9%
Oil & Gas Storage & Transportation	4.1%
Renewable Electricity	1.8%
Gas Utilities	1.8%
Affiliated Mutual Fund - Short Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.7%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%